PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 83.4% of Net Assets

Non-Convertible Bonds – 76.5%

	ABS Car Loan – 3.2%
$12,980,000	American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.820%, 2/14/2028, 144A	$12,358,011
3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	3,484,955
2,205,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	2,212,964
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	12,644,775
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,691,742
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	6,077,922
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	3,837,530
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,589,677
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028, 144A	3,151,270
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,201,965
7,288,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028(a)	7,042,462
2,825,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	2,744,018
6,410,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	6,061,713
6,400,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027(a)	5,912,551
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,852,608
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	3,790,939
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031, 144A(a)	7,432,598
21,420,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029(a)	20,352,817
3,680,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	3,613,673
7,980,000	DT Auto Owner Trust, Series 2021-4A, Class D, 1.990%, 9/15/2027, 144A	7,487,359
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027	10,693,349
15,295,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	14,497,629
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	4,913,987
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	6,078,684
5,951,000	Flagship Credit Auto Trust, Series 2021-4, Class C, 1.960%, 12/15/2027, 144A	5,650,774

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	$4,931,576
10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	9,400,153
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	15,651,414
8,425,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	7,885,143
2,749,567	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	2,657,561
3,776,889	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	3,709,560
9,435,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.670%, 10/15/2027	8,921,095
10,510,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027, 144A	10,029,742

		220,562,216

	ABS Credit Card – 0.1%
1,445,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	1,428,563
5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	4,888,442
1,245,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,216,859

		7,533,864

	ABS Home Equity – 3.8%
13,544,214	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)	13,052,613
12,850,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(b)	12,158,007
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	2,430,545
4,647,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	4,014,162
2,280,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	2,043,170
18,652,593	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	18,042,840
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	3,525,618
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	7,203,649
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	4,655,196
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	2,745,667
2,210,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	1,980,847
1,930,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	1,723,520

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$1,373,197	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	$1,236,337
12,961,640	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	12,127,636
6,485,786	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	5,879,586
2,959,535	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(a)(c)	2,935,158
362,773	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(c)	359,420
1,996,327	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	1,978,895
8,751,809	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	8,343,880
2,891,139	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	2,728,031
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(b)	1,674,602
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	1,471,966
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	1,029,250
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	3,157,091
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	819,915
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,982,924
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	2,030,555
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	4,631,224
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	1,260,469
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,484,040
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	1,017,822
8,054,587	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(b)	7,733,764
13,836,210	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	13,218,846
13,664,753	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	12,987,131
11,587,544	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	10,982,173
8,685,550	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	8,230,759
9,310,927	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(b)	9,072,744
12,050,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	11,404,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$170,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(b)	$171,204
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)(b)	3,678,619
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	426,746
1,690,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(b)	1,614,977
1,960,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	1,888,110
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(b)	1,136,818
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	881,068
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	468,748
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038, 144A	1,843,120
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038, 144A	4,887,243
18,350,624	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	17,513,860
394,913	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	384,307
11,792,991	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	11,322,485
9,446,551	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	9,075,403

		260,646,820

	ABS Other – 2.7%
1,290,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	1,186,962
8,149,372	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A(a)	6,727,991
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	2,214,968
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	12,905,220
2,404,692	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	2,123,290
16,446,285	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	14,930,187
10,832,850	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	9,766,053
949,760	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	896,022
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029, 144A	3,413,859
1,630,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	1,601,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – continued
$3,495,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	$3,280,536
92,400	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	90,059
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	3,790,642
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	3,486,421
10,606,152	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A(a)	9,515,214
21,837,802	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(a)	20,235,214
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	1,640,729
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	2,969,584
14,909,203	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039, 144A	14,119,373
16,239,480	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)(b)	14,954,784
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062, 144A(a)	3,022,561
1,145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A(a)	1,145,326
1,835,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A(a)	1,702,836
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	4,849,620
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031, 144A	770,603
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	676,449
15,735,681	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(a)	14,341,484
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	1,378,568
3,500,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)(b)	3,462,004
17,654,925	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A(a)	15,973,723
12,738,999	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	11,388,563

		188,560,307

	ABS Student Loan – 0.4%
2,760,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	2,614,640
2,157,000	College Ave Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055, 144A	2,039,644
905,000	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046, 144A(a)(b)	849,981

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Student Loan – continued
$2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	$2,243,602
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	5,307,322
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062, 144A	1,998,221
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062, 144A	819,226
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A(a)	5,239,122
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051, 144A(a)	6,473,016
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)(b)	637,417

		28,222,191

	ABS Whole Business – 0.8%
20,129,200	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	19,297,401
7,284,950	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	6,754,001
3,448,938	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	3,127,935
13,750,538	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	12,260,529
11,026,675	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	9,807,257
1,171,150	Wendy’s Funding LLC, Series 2021-1A, Class A2II, 2.775%, 6/15/2051, 144A	1,034,958

		52,282,081

	Aerospace & Defense – 1.6%
22,105,000	Boeing Co. (The), 3.625%, 2/01/2031(a)	21,515,802
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	2,541,574
3,932,000	Boeing Co. (The), 3.750%, 2/01/2050	3,517,528
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	5,075,672
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	1,052,128
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049	7,990,032
6,035,000	Boeing Co. (The), 3.950%, 8/01/2059	5,228,152
4,165,000	Boeing Co. (The), 5.150%, 5/01/2030	4,441,797
14,503,000	Boeing Co. (The), 5.805%, 5/01/2050	16,747,151
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,120,934

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	$12,025,124
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	408,727
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,484,264
9,030,000	TransDigm, Inc., 5.500%, 11/15/2027	8,962,275
400,000	TransDigm, Inc., 7.500%, 3/15/2027	412,000

		107,523,160

	Airlines – 1.8%
25,494,494	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	26,313,377
3,371,320	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	3,099,962
3,169,259	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,977,516
4,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	4,085,413
4,670,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	4,652,488
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	43,779,787
4,442,962	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	4,459,093
28,207,908	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	28,876,718
4,155,840	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	4,078,541

		122,322,895

	Automotive – 1.3%
8,110,000	Ford Motor Co., 3.250%, 2/12/2032	7,243,284
30,125,000	Ford Motor Co., 4.750%, 1/15/2043	27,361,332
2,440,000	Ford Motor Co., 5.291%, 12/08/2046	2,368,276
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,648,780
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,760,167
3,505,000	General Motors Co., 5.200%, 4/01/2045	3,547,678
3,170,000	General Motors Co., 6.250%, 10/02/2043	3,594,154
44,900,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(a)	42,947,413

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(d)	$812,963
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(d)	1,367,249

		92,651,296

	Banking – 2.7%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	19,485,117
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	14,200,550
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(d)	15,681,754
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	43,563,005
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(a)	12,368,041
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	7,992,311
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,707,542
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	22,485,112
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,183,863
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	2,991,368
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	20,030,263
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	21,404,253

		186,093,179

	Brokerage – 0.1%
5,731,000	Jefferies Group LLC, 6.250%, 1/15/2036(a)	6,701,409

	Building Materials – 1.2%
57,099,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	52,103,408
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,586,975
9,035,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	8,865,594
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,780,932
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,495,321

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
$6,344,000	Owens Corning, 7.000%, 12/01/2036	$7,988,545

		82,820,775

	Cable Satellite – 4.0%
50,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	44,076,121
65,360,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051(a)	53,863,080
14,827,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	11,920,315
7,660,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	6,459,756
47,260,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062(a)	38,217,377
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	5,887,984
45,882,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	38,370,658
1,875,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,570,987
22,585,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	21,920,098
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	1,237,100
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	8,030,494
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	25,336,500
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	14,623,326
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,725,255
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	574,970

		277,814,021

	Chemicals – 0.6%
6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	5,754,544
11,740,000	Ashland LLC, 3.375%, 9/01/2031, 144A	10,360,550
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,930,741
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	10,088,640
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,266,228

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	$8,858,923
3,450,000	SPCM S.A., 3.125%, 3/15/2027, 144A	3,174,000
3,200,000	SPCM S.A., 3.375%, 3/15/2030, 144A	2,809,280

		44,242,906

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(e)(f)	32,749,210

	Consumer Cyclical Services – 1.9%
16,135,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	14,835,649
8,919,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	10,096,308
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	13,505,625
33,010,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	30,946,875
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	21,426,339
38,763,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	41,331,436

		132,142,232

	Consumer Products – 0.4%
15,473,000	Avon Products, Inc., 8.450%, 3/15/2043	17,909,997
9,385,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	9,035,409

		26,945,406

	Diversified Manufacturing – 0.7%
40,530,000	GE Capital Funding LLC, 4.550%, 5/15/2032(a)	43,524,183
2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 4.156%(c)(d)	1,994,200

		45,518,383

	Electric – 0.9%
30,503,118	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	33,244,723
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	9,936,548
10,900,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	9,284,196
11,200,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	10,130,196

		62,595,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 4.8%
$12,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	$10,862,588
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 1.991%, 1/15/2067, 144A(c)(e)(f)	1,783,492
6,606,000	Air Lease Corp., 4.625%, 10/01/2028	6,726,769
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(d)	15,406,485
5,325,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	4,872,375
27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	29,923,676
18,905,000	Ares Capital Corp., 2.875%, 6/15/2028	16,736,621
19,785,000	Ares Capital Corp., 3.200%, 11/15/2031	16,766,918
9,935,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	9,173,303
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	19,746,695
12,475,000	FS KKR Capital Corp., 3.125%, 10/12/2028	11,121,134
11,041,000	FS KKR Capital Corp., 3.400%, 1/15/2026	10,689,686
445,000	Navient Corp., 5.000%, 3/15/2027	423,863
19,021,000	Navient Corp., 6.750%, 6/15/2026	19,401,420
5,750,000	Navient Corp., MTN, 5.625%, 8/01/2033	4,841,500
3,162,000	Navient Corp., MTN, 6.125%, 3/25/2024	3,217,335
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	10,843,889
9,355,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	8,159,233
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	14,374,330
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	13,245,734
22,200,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	20,382,819
18,044,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	16,489,509
53,276,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	48,214,780
14,835,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	12,993,976

		326,398,130

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – 1.3%
$9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	$3,037,594
2,700,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	1,488,321
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	2,336,450
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	881,001
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	5,366,195
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	33,603,438
5,390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,289,881
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	3,677,794
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	344,941
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	454,392
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)(f)(g)	4,524,462
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(g)	247,911
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(g)	325,607
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	13,578,363
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)(f)	1,538,342
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030	104,340
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)(f)	408,808
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)(f)	1,299,650
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)(f)	424,704
575,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024	146,619
6,810,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(e)(f)	1,711,898
3,575,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(e)(f)	849,742
460,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024	116,670
5,930,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(e)(f)	1,410,332
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027	413,907
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)(f)	2,838,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Financial Other – continued
$440,000	Times China Holdings Ltd., 6.750%, 7/08/2025	$173,725
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)(f)(g)	413,226
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)(f)(g)	525,263

		87,531,663

	Food & Beverage – 1.3%
5,695,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	5,267,875
68,535,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	67,959,306
17,905,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	15,653,625
995,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	920,375

		89,801,181

	Gaming – 1.0%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	17,221,968
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	5,271,413
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	18,577,591
4,850,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	4,341,720
19,251,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	19,953,565
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	434,713

		65,800,970

	Government Owned - No Guarantee – 0.9%
8,670,000	EcoPetrol S.A., 4.625%, 11/02/2031	7,846,350
14,915,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	13,337,142
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	9,903,147
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	25,978,116
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	1,778,215
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	3,411,083

		62,254,053

	Health Insurance – 0.7%
32,650,000	Centene Corp., 2.500%, 3/01/2031	28,814,604

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – continued
$8,940,000	Centene Corp., 2.625%, 8/01/2031	$7,956,600
6,921,000	Centene Corp., 3.000%, 10/15/2030	6,356,731
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	6,152,647

		49,280,582

	Healthcare – 0.3%
14,545,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	13,672,300
4,110,000	HCA, Inc., 5.250%, 6/15/2049	4,501,110

		18,173,410

	Home Construction – 1.0%
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	1,598,040
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	627,949
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025	1,580,948
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	453,798
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	323,857
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)(f)	1,212,327
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)(f)	1,028,570
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	59,211,920
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)(f)(g)	803,063
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)(f)(g)	206,240

		67,046,712

	Independent Energy – 2.8%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	17,488,837
2,930,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,612,828
30,070,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A(a)	32,890,566
3,985,000	Devon Energy Corp., 4.500%, 1/15/2030	4,112,260
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	9,187,132
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	11,912,647

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,215,000	EQT Corp., 3.125%, 5/15/2026, 144A	$1,180,093
11,721,000	EQT Corp., 3.625%, 5/15/2031, 144A	11,193,555
3,293,000	EQT Corp., 3.900%, 10/01/2027	3,283,467
2,329,000	EQT Corp., 5.000%, 1/15/2029	2,404,320
1,724,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,753,567
16,125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	16,573,114
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(e)(g)(h)(i)	1,541,850
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(e)(g)(h)(i)	707,940
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	2,648,757
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	43,587,787
15,296,000	Ovintiv, Inc., 6.500%, 8/15/2034	18,155,253
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	980,779
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,916,815
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	669,266
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	2,225,061
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,861,037
190,000	Range Resources Corp., 4.875%, 5/15/2025	192,312
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	2,147,313

		195,226,556

	Industrial Other – 0.1%
5,995,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	5,432,969

	Leisure – 0.8%
17,850,000	Carnival Corp., 5.750%, 3/01/2027, 144A	17,022,920
3,415,000	Carnival Corp., 6.000%, 5/01/2029, 144A	3,218,091
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	9,530,105
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	7,534,854

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Leisure – continued
$3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	$3,426,540
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	17,903,162

		58,635,672

	Life Insurance – 2.9%
5,935,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	5,655,924
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	5,924,360
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(a)	22,291,459
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,636,155
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	14,793,840
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)	71,055,528
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(e)(f)	57,545,090
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(e)(f)	16,118,865

		196,021,221

	Lodging – 0.9%
11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	10,427,175
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	2,299,399
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	7,720,247
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	10,304,303
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	5,801,087
10,815,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	10,028,966
11,584,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	10,773,120
1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,508,950
1,695,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,767,037

		60,630,284

	Media Entertainment – 1.3%
8,340,000	AMC Networks, Inc., 4.250%, 2/15/2029	7,782,846

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	$5,630,680
2,905,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,872,319
4,640,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	4,662,643
7,130,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	7,170,142
2,110,000	Netflix, Inc., 4.875%, 4/15/2028	2,212,873
22,040,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	23,510,068
2,757,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,984,452
13,137,000	Netflix, Inc., 5.875%, 11/15/2028	14,480,915
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	20,217,216

		91,524,154

	Metals & Mining – 3.0%
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A(a)	20,883,498
30,635,000	ArcelorMittal S.A., 6.750%, 3/01/2041	36,230,467
1,145,000	ArcelorMittal S.A., 7.000%, 10/15/2039	1,343,944
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,388,806
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	7,575,254
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	33,320,975
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,466,675
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	13,871,623
34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	38,690,793
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	16,603,422
28,195,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	25,747,118
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,743,238

		202,865,813

	Midstream – 0.6%
7,685,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	6,916,500
55,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	56,567

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$10,427,863
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	3,533,782
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	257,280
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	5,086,993
2,635,000	Western Midstream Operating LP, 4.550%, 2/01/2030	2,621,825
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	6,043,950
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,145,549
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	829,500
3,495,000	Western Midstream Operating LP, 5.750%, 2/01/2050	3,407,625

		40,327,434

	Mortgage Related – 0.0%
4,147	FHLMC, 5.000%, 12/01/2031	4,369

	Non-Agency Commercial Mortgage-Backed Securities – 1.5%
10,990,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064(a)	10,114,595
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	480,755
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 7.174%, 12/15/2023, 144A(c)	10,869,612
3,475,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A(a)	3,459,096
190,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	187,331
2,839,590	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	2,835,861
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A(a)	6,239,860
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	577,530
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	2,229,489
4,293,575	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 2.097%, 7/15/2038, 144A(c)	4,231,576
3,086,007	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.647%, 7/15/2038, 144A(c)	3,039,512
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033, 144A(b)	3,523,469
3,815,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.601%, 4/10/2031, 144A(b)	3,670,833

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.364%, 12/15/2047, 144A(b)	$428,385
6,060,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 2.197%, 11/15/2038, 144A(a)(c)	5,940,065
1,415,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A(a)	1,400,364
11,786,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(a)(b)	11,851,054
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.352%, 8/15/2046(b)	1,221,829
542,446	Motel Trust, Series 2021-MTL6, Class C, 1-month LIBOR + 1.500%, 1.897%, 9/15/2038, 144A(c)	532,533
5,770,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)(b)	5,788,081
641,568	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	640,251
9,076,751	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.305%, 7/15/2046(b)	8,713,676
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,542,315
1,955,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,939,722
7,575,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.506%, 8/15/2046(b)	7,329,203
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,839,606

		104,626,603

	Paper – 1.1%
10,685,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	13,707,333
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,055,730
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,527,842
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030(a)	32,270,115
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,785,476
2,252,000	Weyerhaeuser Co., 7.375%, 3/15/2032	2,870,897

		78,217,393

	Pharmaceuticals – 1.2%
2,675,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	2,561,312
5,560,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	4,579,049
580,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	451,823

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$4,435,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	$3,483,870
14,210,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	11,060,496
640,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	524,800
1,045,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	935,568
3,060,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	2,964,375
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,463,700
25,967,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	20,384,095
14,570,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	13,986,471
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,136,065

		80,531,624

	Property & Casualty Insurance – 0.2%
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033(c)(e)(h)(i)(j)	9,600
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.501%, 1/15/2033, 144A(c)(e)(h)(i)(j)	1,678,200
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	15,572,074

		17,259,874

	REITs – Diversified – 0.1%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,739,731

	Retailers – 0.8%
6,285,000	Carvana Co., 5.500%, 4/15/2027, 144A	5,609,363
4,455,000	Carvana Co., 5.625%, 10/01/2025, 144A	4,200,441
9,240,000	Carvana Co., 5.875%, 10/01/2028, 144A	8,228,035
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,152,212
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,693,717
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,458,125
5,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	5,676,609
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,850,270

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Retailers – continued
$3,860,000		Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	$3,522,250

			52,391,022

		Sovereigns – 0.6%
30,735,000		Mexico Government International Bond, 3.771%, 5/24/2061(a)	24,900,267
17,740,000		Mexico Government International Bond, 4.280%, 8/14/2041(a)	16,536,696

			41,436,963

		Supermarkets – 0.0%
2,705,000		Safeway, Inc., 7.250%, 2/01/2031	2,963,328

		Technology – 1.6%
8,675,000		Block, Inc., 3.500%, 6/01/2031, 144A	7,937,625
27,510,000		CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	25,486,639
14,400,000		CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	12,507,480
16,765,000		CommScope, Inc., 4.750%, 9/01/2029, 144A	15,440,733
20,540,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	19,551,410
8,630,000		Marvell Technology, Inc., 2.950%, 4/15/2031	7,977,077
18,900,000		Oracle Corp., 3.950%, 3/25/2051	16,522,667
1,660,000		Western Digital Corp., 2.850%, 2/01/2029	1,516,559
1,135,000		Western Digital Corp., 3.100%, 2/01/2032	1,016,245

			107,956,435

		Transportation Services – 0.4%
5,895,000		Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	5,075,064
19,345,000		Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	18,845,240
1,845,000		GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,674,338
315,000		GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	302,819

			25,897,461

		Treasuries – 14.6%
217,665	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	44,227,219
4,482,411	(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	22,220,274

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
7,158,285	(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	$36,528,847
45,170,000		U.S. Treasury Note, 0.125%, 12/31/2022(k)	44,732,416
187,560,000		U.S. Treasury Note, 0.125%, 1/31/2023(a)	185,340,051
158,300,000		U.S. Treasury Note, 0.125%, 2/28/2023(a)(k)	156,172,844
269,355,000		U.S. Treasury Note, 0.125%, 6/30/2023(a)	263,283,991
76,545,000		U.S. Treasury Note, 0.500%, 11/30/2023	74,401,142
73,585,000		U.S. Treasury Note, 0.875%, 1/31/2024	71,710,882
103,730,000		U.S. Treasury Note, 1.500%, 2/29/2024	102,218,622

			1,000,836,288

		Wireless – 1.5%
8,830,000		Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	8,160,812
9,835,000		IHS Holding Ltd., 5.625%, 11/29/2026, 144A	9,308,827
24,995,000		SBA Communications Corp., 3.125%, 2/01/2029	22,735,952
8,000,000		SoftBank Group Corp., 4.625%, 7/06/2028	7,144,000
3,695,000		SoftBank Group Corp., 5.250%, 7/06/2031	3,322,840
35,370,000		T-Mobile USA, Inc., 3.375%, 4/15/2029	33,641,468
20,890,000		T-Mobile USA, Inc., 3.500%, 4/15/2031	19,657,072

			103,970,971

		Wirelines – 0.5%
3,825,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,795,433
1,875,000		Lumen Technologies, Inc., 5.625%, 4/01/2025	1,889,063
9,878,000		Telecom Italia Capital S.A., 6.000%, 9/30/2034	9,286,011
23,485,000		Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,445,319

			37,415,826

		Total Non-Convertible Bonds (Identified Cost $5,491,618,427)	5,252,126,706

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – 5.5%

	Airlines – 0.4%
$5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	$5,252,325
18,414,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	24,987,798

		30,240,123

	Cable Satellite – 3.0%
44,825,000	DISH Network Corp., 2.375%, 3/15/2024	41,911,375
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	166,196,117

		208,107,492

	Consumer Cyclical Services – 0.2%
6,275,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026(l)	5,242,637
12,015,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(l)	10,769,886

		16,012,523

	Gaming – 0.1%
3,339,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	6,714,729

	Healthcare – 0.5%
36,387,000	Teladoc Health, Inc., 1.250%, 6/01/2027	30,692,434

	Leisure – 0.3%
19,300,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	17,677,449

	Media Entertainment – 0.1%
8,090,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(m)	6,791,555

	Pharmaceuticals – 0.8%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	13,956,019
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,723,593
7,650,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	7,115,259
6,145,000	Livongo Health, Inc., 0.875%, 6/01/2025	6,224,885

		55,019,756

	Technology – 0.1%
8,150,000	Splunk, Inc., 1.125%, 6/15/2027	7,783,250

	Total Convertible Bonds (Identified Cost $423,302,228)	379,039,311

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Municipals – 1.4%

	Virginia – 1.4%
$92,215,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $91,563,129)	$93,522,092

	Total Bonds and Notes (Identified Cost $6,006,483,784)	5,724,688,109

Senior Loans – 0.6%
	Cable Satellite – 0.1%
4,508,753	DirecTV Financing LLC, Term Loan, 3-month LIBOR + 5.000%, 5.750%, 8/02/2027(c)(n)	4,498,788

	Chemicals – 0.2%
10,864,295	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 6-month LIBOR + 7.750%, 8.500%, 11/24/2028(c)(n)	10,728,491

	Independent Energy – 0.2%
16,469,000	Ascent Resources - Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(c)(o)	17,580,658

	Pharmaceuticals – 0.1%
4,612,877	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(c)(p)	4,591,566

	Total Senior Loans (Identified Cost $36,292,495)	37,399,503

Collateralized Loan Obligations – 3.0%
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.854%, 7/20/2034, 144A(a)(c)	7,032,964
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 3.104%, 7/20/2034, 144A(c)	7,008,841
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 3.341%, 7/15/2034, 144A(c)	1,767,817
10,050,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.209%, 4/22/2034, 144A(c)	9,605,740
5,605,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 3.304%, 7/20/2034, 144A(c)	5,402,744
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.241%, 10/15/2034, 144A(c)	3,872,004
9,977,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2031, 144A(c)	9,793,982
5,225,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 3.358%, 7/25/2034, 144A(c)	5,161,579
1,340,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 1.880%, 11/20/2030, 144A(c)	1,321,066
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 2.241%, 1/17/2032, 144A(a)(c)	10,714,190
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.241%, 1/17/2032, 144A(c)	2,199,009
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 3.204%, 7/20/2032, 144A(c)	5,099,344
4,305,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 3.491%, 7/15/2034, 144A(c)	4,283,225

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 3.674%, 7/20/2034, 144A(c)(e)(f)	$5,813,234
7,745,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 10/20/2034, 144A(c)	7,624,534
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.104%, 1/20/2034, 144A(c)	3,952,413
3,365,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 3.188%, 1/14/2028, 144A(c)	3,366,023
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.754%, 4/20/2031, 144A(a)(c)	8,660,399
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.254%, 4/20/2031, 144A(c)	1,437,906
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 3.254%, 4/20/2031, 144A(c)	4,108,782
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.468%, 7/27/2031, 144A(c)	15,701,875
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.259%, 1/23/2031, 144A(c)	1,239,644
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.891%, 7/15/2034, 144A(a)(c)	9,193,930
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 3.354%, 7/20/2032, 144A(c)	11,691,732
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 3.391%, 7/15/2034, 144A(c)	10,343,217
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 3.541%, 7/15/2036, 144A(c)	4,814,687
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 1.904%, 7/02/2035, 144A(a)(c)	12,317,359
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.154%, 7/02/2035, 144A(c)	9,458,620
12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.748%, 10/17/2031, 144A(a)(c)	12,513,347
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.948%, 10/17/2031, 144A(c)	4,972,636
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.180%, 5/21/2034, 144A(a)(c)	2,932,762
1,710,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.804%, 7/20/2027, 144A(c)	1,717,386
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.204%, 1/20/2031, 144A(c)	677,585
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.004%, 10/20/2034, 144A(c)	2,082,048

	Total Collateralized Loan Obligations (Identified Cost $211,706,707)	207,882,624

Shares
Common Stocks – 7.8%

	Aerospace & Defense – 0.2%
7,774	L3Harris Technologies, Inc.	1,931,606
33,228	Lockheed Martin Corp.	14,666,839

		16,598,445

	Air Freight & Logistics – 0.2%
60,767	United Parcel Service, Inc., Class B	13,032,091

Shares	Description	Value (†)
Common Stocks – continued

	Beverages – 0.2%
206,993	Coca-Cola Co. (The)	$12,833,566

	Biotechnology – 0.3%
108,662	AbbVie, Inc.	17,615,197

	Capital Markets – 0.4%
20,930	BlackRock, Inc.	15,994,078
123,058	Morgan Stanley	10,755,269

		26,749,347

	Communications Equipment – 0.2%
229,244	Cisco Systems, Inc.	12,782,646

	Electric Utilities – 0.4%
125,135	Duke Energy Corp.	13,972,574
174,634	NextEra Energy, Inc.	14,793,246

		28,765,820

	Electronic Equipment, Instruments & Components – 0.3%
491,039	Corning, Inc.	18,124,250

	Food & Staples Retailing – 0.2%
109,443	Walmart, Inc.	16,298,252

	Health Care Equipment & Supplies – 0.1%
76,526	Abbott Laboratories	9,057,617

	Health Care Providers & Services – 0.2%
17,676	Anthem, Inc.	8,682,805
12,716	UnitedHealth Group, Inc.	6,484,778

		15,167,583

	Hotels, Restaurants & Leisure – 0.1%
105,120	Starbucks Corp.	9,562,766

	Household Products – 0.3%
113,652	Procter & Gamble Co. (The)	17,366,026

	IT Services – 0.3%
35,316	Accenture PLC, Class A	11,909,615
27,250	Automatic Data Processing, Inc.	6,200,465

		18,110,080

	Life Sciences Tools & Services – 0.1%
7,327	Thermo Fisher Scientific, Inc.	4,327,693

	Machinery – 0.3%
48,881	Cummins, Inc.	10,025,982
24,912	Deere & Co.	10,349,939

		20,375,921

	Media – 0.7%
1,657,368	Altice USA, Inc., Class A(j)	20,683,953
315,506	Comcast Corp., Class A	14,771,991

Shares	Description	Value (†)
Common Stocks – continued

	Media – continued
705,779	iHeartMedia, Inc., Class A(j)	$13,360,396

		48,816,340

	Metals & Mining – 0.2%
191,403	Newmont Corp.	15,206,968

	Oil, Gas & Consumable Fuels – 0.3%
93,585	Battalion Oil Corp.(j)	1,738,809
40,021	Pioneer Natural Resources Co.	10,006,451
280,459	Williams Cos., Inc. (The)	9,370,135

		21,115,395

	Pharmaceuticals – 0.7%
144,246	Bristol-Myers Squibb Co.	10,534,286
96,805	Johnson & Johnson	17,156,750
215,146	Merck & Co., Inc.	17,652,729

		45,343,765

	Professional Services – 0.0%
7,905	Clarivate PLC(j)	132,488

	REITs - Diversified – 0.2%
55,157	American Tower Corp.	13,856,542

	Road & Rail – 0.2%
53,429	Union Pacific Corp.	14,597,337

	Semiconductors & Semiconductor Equipment – 0.3%
13,558	Broadcom, Inc.	8,537,202
115,124	Microchip Technology, Inc.	8,650,417
23,311	Texas Instruments, Inc.	4,277,102

		21,464,721

	Software – 0.2%
17,622	iQor Holdings, Inc.(e)(f)(j)	123,354
41,899	Microsoft Corp.	12,917,881

		13,041,235

	Specialty Retail – 0.1%
28,483	Home Depot, Inc. (The)	8,525,816

	Technology Hardware, Storage & Peripherals – 0.2%
78,453	Apple, Inc.	13,698,678

	Wireless Telecommunication Services – 0.9%
495,584	T-Mobile US, Inc.(j)	63,608,206

	Total Common Stocks (Identified Cost $502,941,786)	536,174,791

Shares	Description	Value (†)
Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.6%

	Banking – 0.8%
27,889	Bank of America Corp., Series L, 7.250%(a)	$36,604,312
11,335	Wells Fargo & Co., Class A, Series L, 7.500%	15,018,875

		51,623,187

	Midstream – 0.3%
433,942	El Paso Energy Capital Trust I, 4.750%	21,610,312

	Technology – 0.2%
170,945	Clarivate PLC, Series A, 5.250%	11,602,037

	Wireless – 0.3%
19,569	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(f)	21,819,435

	Total Convertible Preferred Stocks (Identified Cost $105,703,344)	106,654,971

Non-Convertible Preferred Stocks – 0.2%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	131,591

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	404,901

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,083,774

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs - Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	10,985,455

	Total Non-Convertible Preferred Stocks (Identified Cost $11,111,452)	15,503,221

	Total Preferred Stocks (Identified Cost $116,814,796)	122,158,192

Closed-End Investment Companies – 0.0%
170,568	NexPoint Diversified Real Estate Trust (Identified Cost $9,816,437)	2,698,386

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.3%
$156,559,060	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $156,559,060 on 4/01/2022 collateralized by $160,266,300 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $159,690,303 including accrued interest(q) (Identified Cost $156,559,060)	$156,559,060

	Total Investments – 98.9% (Identified Cost $7,040,615,065)	6,787,560,665
	Other assets less liabilities – 1.1%	73,445,848

	Net Assets – 100.0%	$6,861,006,513

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of March 31, 2022, securities held by the Funds were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$155,147,394	2.3%	$3,937,590	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.
(c)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $155,147,394 or 2.3% of net assets.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $3,937,590 or 0.1% of net assets.
(j)	Non-income producing security.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.
(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.
(p)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.50%, to which the spread is added.
(q)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $2,571,176,428 or 37.5% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2022, open long futures contracts were as follows:

					Unrealized
	Expiration		Notional		Appreciation
Financial Futures	Date	Contracts	Amount	Value	(Depreciation)
10 Year U.S. Treasury Note	6/21/2022	4,182	$527,895,888	$513,863,250	$(14,032,638)

At March 31, 2022, open short futures contracts were as follows:

					Unrealized
	Expiration		Notional		Appreciation
Financial Futures	Date	Contracts	Amount	Value	(Depreciation)
Ultra 10 Year U.S. Treasury Note	6/21/2022	5,418	$753,831,596	$733,969,688	$19,861,908

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$192,976,766	$2,249,790	(a)	$195,226,556
Property & Casualty Insurance	—	15,572,074	1,687,800	(a)	17,259,874
All Other Non-Convertible Bonds*	—	5,039,640,276	—		5,039,640,276

Total Non-Convertible Bonds	—	5,248,189,116	3,937,590		5,252,126,706

Convertible Bonds*	—	379,039,311	—		379,039,311
Municipals*	—	93,522,092	—		93,522,092

Total Bonds and Notes	—	5,720,750,519	3,937,590		5,724,688,109

Senior Loans*	—	37,399,503	—		37,399,503
Collateralized Loan Obligations	—	207,882,624	—		207,882,624
Common Stocks
Software	12,917,881	123,354	—		13,041,235
All Other Common Stocks*	523,133,556	—	—		523,133,556

Total Common Stocks	536,051,437	123,354	—		536,174,791

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	21,819,435	—		21,819,435
All Other Convertible Preferred Stocks*	84,835,536	—	—		84,835,536

Total Convertible Preferred Stocks	84,835,536	21,819,435	—		106,654,971

Non-Convertible Preferred Stocks
Electric	—	131,591	—		131,591
REITs - Office Property	—	2,897,500	—		2,897,500
REITs - Warehouse/Industrials	—	10,985,455	—		10,985,455
All Other Non-Convertible Preferred Stocks*	1,488,675	—	—		1,488,675

Total Non-Convertible Preferred Stocks	1,488,675	14,014,546	—		15,503,221

Total Preferred Stocks	86,324,211	35,833,981	—		122,158,192

Closed-End Investment Companies	2,698,386	—	—		2,698,386
Short-Term Investments	—	156,559,060	—		156,559,060

Total Investments	625,074,034	6,158,549,041	3,937,590		6,787,560,665

Futures Contracts (unrealized appreciation)	19,861,908	—	—		19,861,908

Total	$644,935,942	$6,158,549,041	$3,937,590		$6,807,422,573

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(14,032,638)	$—	$—		$(14,032,638)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or March 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$2,636,596	$113,691	$—	$(500,497)	$—	$—	$—	$—	$2,249,790	$(500,497)
Property & Casualty Insurance	1,687,800	18,895	—	(18,895)	—	—	—	—	1,687,800	(18,895)

Total	$4,324,396	$132,586	$—	$(519,392)	$—	$—	$—	$—	$3,937,590	$(519,392)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives Interest rate contracts	$19,861,908

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives Interest rate contracts	$(14,032,638)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$76,298,534	$76,298,534

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	14.6%
Cable Satellite	7.1
Finance Companies	4.8
ABS Home Equity	3.8
Banking	3.5
ABS Car Loan	3.2
Metals & Mining	3.2
Independent Energy	3.0
Life Insurance	2.9
Pharmaceuticals	2.8
ABS Other	2.7
Airlines	2.2
Consumer Cyclical Services	2.1
Other Investments, less than 2% each	37.7
Collateralized Loan Obligations	3.0
Short-Term Investments	2.3
Closed-End Investment Companies	0.0 *

Total Investments	98.9
Other assets less liabilities (including futures contracts)	1.1

Net Assets	100.0%

*	Less than 0.1%